Unaudited Condensed Consolidated Interim Statements of Changes in Equity SFr in Thousands		CHF (SFr) shares		Issued capital [member] CHF (SFr) shares	Treasury shares [member] CHF (SFr) shares	Share premium [member] CHF (SFr)	Reserve of share-based payments [member] CHF (SFr)	Reserve of exchange differences on translation [member] CHF (SFr)	Actuarial Gain Loss On Post Employment Benefit Obligations [Member] CHF (SFr)	Retained earnings [member] CHF (SFr)
Beginning Balance (in shares) at Dec. 31, 2023 | shares				36,649,705
Beginning Balance at Dec. 31, 2023		SFr 93,728		SFr 366		SFr 288,162	SFr 6,379	SFr (327)	SFr (1,072)	SFr (199,780)
Loss for the period		(36,932)								(36,932)
Other comprehensive income (loss):
Actuarial gain (loss) on post-employment benefit obligations		(375)							(375)
Foreign currency translation differences		30						30
Total comprehensive loss for the period		(37,277)						30	(375)	(36,932)
Share-based compensation expense		4,440					4,440
Issuance of ordinary shares related to registered direct offering (in shares) | shares				5,000,000
Issuance of ordinary shares related to registered direct offering		53,541		SFr 50		53,491
Transaction costs related to registered direct offering		SFr (1,868)				(1,868)
Issuance of shares to be held as treasury shares (in shares) | shares				1,000,000	(1,000,000)
Issuance of shares to be held as treasury shares				SFr 10	SFr (10)
Stock option exercised (in shares) | shares		95,590	[1]	95,590
Stock option exercised		SFr 262		SFr 1		261
Ending Balance (in shares) at Jun. 30, 2024 | shares				42,745,295	(1,000,000)
Ending balance at Jun. 30, 2024		112,826		SFr 427	SFr (10)	340,046	10,819	(297)	(1,447)	(236,712)
Beginning Balance (in shares) at Dec. 31, 2024 | shares				44,662,402	(1,000,000)
Beginning Balance at Dec. 31, 2024		73,383		SFr 446	SFr (10)	344,946	16,062	(271)	(2,233)	(285,557)
Loss for the period		(58,589)								(58,589)
Other comprehensive income (loss):
Actuarial gain (loss) on post-employment benefit obligations		613							613
Foreign currency translation differences		(191)						(191)
Total comprehensive loss for the period		(58,167)						(191)	613	(58,589)
Share-based compensation expense		7,170					7,170
Transaction costs related to the issuance of ordinary shares		(6,808)				(6,808)
Issuance of ordinary shares related to registered direct offering (in shares) | shares				5,000,000
Issuance of ordinary shares related to registered direct offering		SFr 90,227		SFr 50		90,177
Issuance of shares to be held as treasury shares (in shares) | shares				2,500,000	(2,500,000)
Issuance of shares to be held as treasury shares				SFr 25	SFr (25)
Vesting of earnout shares (in shares) | shares				1,422,723
Vesting of earnout shares				SFr 14		(14)
Stock option exercised (in shares) | shares	[1]	335,581
Warrants exercised (in shares) | shares				1,817,063
Warrants exercised		SFr 35,882		SFr 19		35,863
Transaction costs related to warrants exercised		(233)				(233)
Share-based awards settled in equity (in shares) | shares				433,571
Share-based awards settled in equity		1,642		SFr 4		2,507	(869)
Ending Balance (in shares) at Jun. 30, 2025 | shares				55,835,759	(3,500,000)
Ending balance at Jun. 30, 2025		SFr 143,096		SFr 558	SFr (35)	SFr 466,438	SFr 22,363	SFr (462)	SFr (1,620)	SFr (344,146)

[1]	Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2025 and 2024. No SARs had been exercised or forfeited during the six months ended June 30, 2025 and 2024.